UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Report to Stockholders.

(a)

Congress Intermediate Bond ETF
CAFX (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Congress Intermediate Bond ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://etfs.congressasset.com/intermediate-bond-etf.html. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Congress Intermediate Bond ETF	$36	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Intermediate Bond ETF (CAFX) underperformed the Bloomberg U.S. Intermediate Government/Credit Total Return Index during the period 10/31/24 to 10/31/25 with a return of +5.88% compared with +6.15% for the index. During this period, U.S. bond markets incurred positive performance as interest rates with maturities from overnight to 10 years declined. The US Treasury 2-year rate was down 0.60% and the US Treasury 10-year rate was down 0.21%. The movement lower in short and intermediate rates was primarily due to slowing inflation. This led the Federal Reserve to cut the fed funds overnight lending rate by 1.00% during the 12-month period. The primary contributors to relative performance for the fund were an overallocation to the industrial sector and underallocation to US Treasuries. The primary detractors to relative performance were an underallocation to the Banks/ Financials sector as well as security selection within this sector.

Top Contributors
↑	MBGGR 5.00% 04/01/30
↑	VZ 3.15% 03/22/30
↑	BPLN 2.721% 01/13/32

Top Detractors
↓	CMCSA 5.168% 01/15/37
↓	VZ 5.401% 07/02/37
↓	JPM 5571% 4/22/28
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Congress Intermediate Bond ETF	PAGE 1	TSR-AR-74316P587

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/09/2024)
Congress Intermediate Bond ETF NAV	5.88	3.84
S&P U.S. Aggregate Bond Index	6.11	3.31
Bloomberg Intermediate Government/Credit Index	6.15	4.01
Visit https://etfs.congressasset.com/intermediate-bond-etf.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$359,368,956
Number of Holdings	49
Net Advisory Fee	$938,206
Portfolio Turnover	50%
Average Credit Quality	AA3/A1
Effective Duration	3.77 years
30-Day SEC Yield	3.69%
30-Day SEC Yield Unsubsidized	3.69%
Weighted Average Maturity	4.81 years
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
United States Treasury Note/Bond	4.2%
United States Treasury Note/Bond	4.1%
United States Treasury Note/Bond	4.1%
United States Treasury Note/Bond	3.9%
United States Treasury Note/Bond	3.8%
United States Treasury Note/Bond	3.7%
United States Treasury Note/Bond	3.5%
United States Treasury Note/Bond	3.4%
United States Treasury Note/Bond	3.2%
United States Treasury Note/Bond	2.9%

Industry	(% of net assets)
Public Finance Activities	45.2%
Banks	5.8%
Auto Manufacturers	5.6%
Oil & Gas	4.8%
Telecommunications	4.3%
Mining	4.0%
Diversified Telecommunication Services	3.6%
Electric	3.1%
Asset Backed Security	2.2%
Cash & Other	21.4%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Congress Intermediate Bond ETF	PAGE 2	TSR-AR-74316P587

HOW HAS THE FUND CHANGED?
Christopher Lagan was added as a Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.congressasset.com/intermediate-bond-etf.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Intermediate Bond ETF	PAGE 3	TSR-AR-74316P587

Congress Large Cap Growth ETF
CAML (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Congress Large Cap Growth ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://etfs.congressasset.com/large-cap-growth-etf.html. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Congress Large Cap Growth ETF	$71	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Asset Large Cap Growth ETF underperformed the Russell 1000 growth index by 1002 bps during the trailing 1 year period ended October 31, 2025 with a return of 19.88% vs. 30.52% for the index. During this period  U.S. equities advanced at a robust pace as stock prices reflected two enduring attributes: the strength of US employees and the flexibility of our economic foundation. The top contributors during the year were security selection in industrials, financials and real estate. The primary detractors to performance were security selection in information technology, consumer discretionary, and communication services.

Top Contributors
↑	NVIDIA Corp
↑	Howmet Aerospace Inc
↑	Broadcom Inc

Top Detractors
↓	THE TRADE DESK INC -CLASS A
↓	CHIPOTLE MEXICAN GRILL INC
↓	ELI LILLY & CO
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Congress Large Cap Growth ETF	PAGE 1	TSR-AR-74316P637

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/21/2023)
Congress Large Cap Growth ETF NAV	19.88	23.49
S&P 500 TR	21.45	23.96
Russell 1000 Growth Total Return	30.52	31.21
Visit https://etfs.congressasset.com/large-cap-growth-etf.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$342,862,996
Number of Holdings	40
Net Advisory Fee	$1,883,321
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
NVIDIA Corp.	6.6%
Apple, Inc.	5.3%
Arista Networks, Inc.	4.2%
Microsoft Corp.	4.1%
Broadcom, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Meta Platforms, Inc. - Class A	3.1%
Goldman Sachs Group, Inc.	3.1%
Eaton Corp. PLC	2.9%
Amazon.com, Inc.	2.9%

Industry	(% of net assets)
Software	13.5%
Semiconductors & Semiconductor Equipment	10.7%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.8%
Specialty Retail	6.5%
Communications Equipment	5.6%
Health Care Equipment & Supplies	4.9%
Capital Markets	4.8%
Entertainment	4.3%
Cash & Other	34.8%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.congressasset.com/large-cap-growth-etf.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Large Cap Growth ETF	PAGE 2	TSR-AR-74316P637

Congress SMid Growth ETF
CSMD (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Congress SMid Growth ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://etfs.congressasset.com/smid-growth-etf.html. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Congress SMid Growth ETF	$73	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
On a one-year period ending October 31, 2025, the Congress SMid Growth ETF returned 14.09% vs. the Russell 2500 Growth benchmark of 15.75%. The market experienced some volatility throughout the year primarily related to tariffs and the impact on the companies’ financial performance. In addition, the Federal Reserve cut interest rate by 25 basis points spurred a rally that favored lower quality, not profitable, speculative companies. The primary detractor during the period was security selection within Information Technology, primarily holding  SPS Commerce (-50%) and Clearwater Analytics (-41%). On the other hand, stock selection within Industrial and Consumer Discretionary were positive contributors to the performance. The top individual active contributor was Comfort Systems which returned over 147% in the period.

Top Contributors
↑	Comfort Systems USA Inc
↑	Sterling Infrastructure Inc
↑	Cyberark Software LTD

Top Detractors
↓	SPS Commerce Inc
↓	Clearwater Analytics HDS-A
↓	Cactus Inc - A
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Congress SMid Growth ETF	PAGE 1	TSR-AR-74316P645

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/21/2023)
Congress SMid Growth ETF NAV	14.09	13.59
S&P 500 TR	21.45	23.96
Russell 2500 Growth Total Return	15.78	16.57
Visit https://etfs.congressasset.com/smid-growth-etf.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$387,088,322
Number of Holdings	44
Net Advisory Fee	$1,975,637
Portfolio Turnover	23%
30-Day SEC Yield	-0.19%
30-Day SEC Yield Unsubsidized	-0.19%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Comfort Systems USA, Inc.	6.4%
Sterling Infrastructure, Inc.	5.6%
Curtiss-Wright Corp.	5.3%
CyberArk Software Ltd.	4.8%
nVent Electric PLC	3.7%
Rambus, Inc.	3.1%
elf Beauty, Inc.	3.1%
Valmont Industries, Inc.	3.0%
Medpace Holdings, Inc.	2.9%
PTC, Inc.	2.9%

Industry	(% of net assets)
Construction & Engineering	15.0%
Software	11.8%
Health Care Equipment & Supplies	9.9%
Specialty Retail	6.1%
Semiconductors & Semiconductor Equipment	5.9%
Aerospace & Defense	5.3%
Life Sciences Tools & Services	5.2%
Consumer Staples Distribution & Retail	4.0%
Electrical Equipment	3.7%
Cash & Other	33.1%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.congressasset.com/smid-growth-etf.html
Congress SMid Growth ETF	PAGE 2	TSR-AR-74316P645

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress SMid Growth ETF	PAGE 3	TSR-AR-74316P645

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Congress Large Cap Growth ETF

	FYE 10/31/2025	FYE 10/31/2024
Audit Fees	$12,650	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

Congress SMid Growth ETF

	FYE 10/31/2025	FYE 10/31/2024
Audit Fees	$12,650	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

Congress Intermediate Bond ETF

	FYE 10/31/2025	FYE 10/31/2024
Audit Fees	$12,650	$7,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Congress Large Cap Growth ETF

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Congress SMid Growth ETF

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Congress Intermediate Bond ETF

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Congress Large Cap Growth ETF

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Congress SMid Growth ETF

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Congress Intermediate Bond ETF

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CONGRESS ETFs
Congress Intermediate Bond ETF
Congress Large Cap Growth ETF
Congress SMid Growth ETF
Core Financial Statements
October 31, 2025

CONGRESS INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Par	Value
CORPORATE BONDS - 46.9%
Auto Manufacturers - 5.6%
Hyundai Capital America, 5.30%, 01/08/2030(a)	$5,000,000	$5,146,362
Mercedes-Benz Finance North America LLC
5.10%, 11/15/2029(a)	2,850,000	2,941,551
5.00%, 04/01/2030(a)	7,000,000	7,173,951
Toyota Motor Credit Corp., 5.05%, 05/16/2029	4,795,000	4,948,073
		20,209,937
Banks - 5.8%
Bank of America Corp., 3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	6,920,000	6,813,003
JPMorgan Chase & Co., 5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	6,619,000	6,753,621
Wells Fargo & Co., 3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028	7,250,000	7,187,677
		20,754,301
Biotechnology - 2.0%
Amgen, Inc., 5.15%, 03/02/2028	6,996,000	7,152,372
Capital Markets - 2.1%
Goldman Sachs Group, Inc., 6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	6,985,000	7,422,116
Diversified Telecommunication Services - 3.6%
AT&T, Inc., 2.75%, 06/01/2031	6,928,000	6,346,630
Verizon Communications, Inc., 5.40%, 07/02/2037(a)	6,442,000	6,520,574
		12,867,204
Electric - 3.1%
Duke Energy Progress LLC, 3.70%, 09/01/2028	4,000,000	3,973,995
NextEra Energy Capital Holdings, Inc., 5.05%, 03/15/2030	6,900,000	7,109,348
		11,083,343
Electric Utilities - 2.0%
PacifiCorp, 5.45%, 02/15/2034	7,000,000	7,196,212
Health Care Equipment & Supplies - 1.0%
Stryker Corp., 1.95%, 06/15/2030	4,000,000	3,620,417
Industrial Conglomerates - 1.6%
Honeywell International, Inc., 4.70%, 02/01/2030	5,750,000	5,865,138
Media - 1.9%
Comcast Corp., 5.17%, 01/15/2037(a)	7,027,000	6,956,960

	Par	Value
Mining - 4.0%
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2033	$6,715,000	$6,994,571
Rio Tinto Finance USA PLC, 4.88%, 03/14/2030	7,200,000	7,390,557
		14,385,128
Oil & Gas - 4.8%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	6,906,000	6,286,204
4.81%, 02/13/2033	6,000,000	6,077,260
ConocoPhillips Co., 4.70%, 01/15/2030	4,870,000	4,967,172
		17,330,636
Oil, Gas & Consumable Fuels - 1.8%
Kinder Morgan, Inc., 5.00%, 02/01/2029	6,336,000	6,477,665
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp., 3.75%, 03/25/2027	5,875,000	5,838,272
Specialty Retail - 1.7%
Lowe’s Cos., Inc., 3.75%, 04/01/2032	6,500,000	6,202,699
Telecommunications - 4.3%
British Telecommunications PLC, 9.63%, 12/15/2030(b)	5,000,000	6,116,887
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030(b)	5,000,000	5,883,362
T-Mobile USA, Inc., 3.88%, 04/15/2030	3,400,000	3,330,297
		15,330,546
TOTAL CORPORATE BONDS (Cost $166,308,632)		168,692,946
U.S. TREASURY SECURITIES - 45.2%
United States Treasury Note/Bond
4.13%, 10/31/2026	8,300,000	8,330,217
4.13%, 02/15/2027	13,525,000	13,598,437
4.13%, 09/30/2027	12,309,000	12,424,878
4.13%, 11/15/2027	13,750,000	13,889,648
4.25%, 01/15/2028	15,000,000	15,202,734
4.13%, 07/31/2028	11,900,000	12,061,301
3.63%, 08/31/2029	4,066,000	4,061,076
4.63%, 09/30/2030	14,216,000	14,792,415
4.25%, 02/28/2031	9,516,000	9,745,350
3.63%, 09/30/2031	14,800,000	14,661,250
4.13%, 11/15/2032	10,295,000	10,444,197
4.50%, 11/15/2033	8,279,000	8,582,995
4.25%, 11/15/2034	13,000,000	13,197,031
4.63%, 02/15/2035	11,000,000	11,474,375
TOTAL U.S. TREASURY SECURITIES (Cost $160,725,346)		162,465,904

The accompanying notes are an integral part of these financial statements.

1

CONGRESS INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - 2.2%
Ford Credit Auto Owner Trust, Series 2023-A, Class A3, 4.65%, 02/15/2028	$948,120	$950,220
GM Financial Leasing Trust, Series 2024-2, Class A2A, 5.43%, 09/21/2026	261,851	262,049
Honda Auto Receivables Owner Trust, Series 2023-2, Class A3, 4.93%, 11/15/2027	2,982,830	2,995,456
World Omni Auto Trust, Series 2025-B, Class A2A, 4.38%, 08/15/2028	3,500,000	3,504,434
TOTAL ASSET-BACKED SECURITIES (Cost $7,700,296)		7,712,159
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
Federal Home Loan Mortgage Corp., DM Series 5428, Class DM, 6.50%, 11/25/2044	3,648,094	3,640,303
Government National Mortgage Association, D Series 2024-61, Class D, 5.75%, 08/20/2047	3,146,905	3,144,813
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,829,107)		6,785,116
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.9%
First American Treasury Obligations Fund - Class X, 3.98%(c)	10,313,172	10,313,172
TOTAL MONEY MARKET FUNDS (Cost $10,313,172)		10,313,172
TOTAL INVESTMENTS - 99.1% (Cost $351,876,553)		$355,969,297
Other Assets in Excess of Liabilities - 0.9%		3,399,659
TOTAL NET ASSETS - 100.0%		$359,368,956

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $28,739,398 or 8.0% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of October 31, 2025.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

CONGRESS LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 2.7%
Howmet Aerospace, Inc.	44,214	$9,105,873
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc.(a)	14,039	6,402,346
Broadline Retail - 2.9%
Amazon.com, Inc.(a)	40,655	9,928,764
Capital Markets - 4.8%
Goldman Sachs Group, Inc.	13,310	10,506,515
Moody’s Corp.	12,110	5,816,433
		16,322,948
Chemicals - 2.0%
Ecolab, Inc.	27,166	6,965,362
Communications Equipment - 5.6%
Arista Networks, Inc.(a)	91,266	14,391,736
Motorola Solutions, Inc.	12,243	4,979,350
		19,371,086
Construction Materials - 1.7%
Martin Marietta Materials, Inc.	9,766	5,987,535
Consumer Staples Distribution & Retail - 2.3%
Costco Wholesale Corp.	8,570	7,811,127
Electrical Equipment - 2.9%
Eaton Corp. PLC	26,450	10,092,262
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp. - Class A	45,201	6,298,307
Entertainment - 4.3%
Netflix, Inc.(a)	7,601	8,504,455
TKO Group Holdings, Inc.	32,598	6,141,463
		14,645,918
Financial Services - 2.5%
Visa, Inc. - Class A	25,085	8,547,463
Ground Transportation - 2.1%
Uber Technologies, Inc.(a)	75,870	7,321,455
Health Care Equipment & Supplies - 4.9%
Boston Scientific Corp.(a)	84,770	8,538,034
Intuitive Surgical, Inc.(a)	15,570	8,318,740
		16,856,774
Insurance - 1.6%
Arthur J Gallagher & Co.	22,301	5,563,876

	Shares	Value
Interactive Media & Services - 6.8%
Alphabet, Inc. - Class A	44,980	$12,647,926
Meta Platforms, Inc. - Class A	16,449	10,664,709
		23,312,635
IT Services - 2.5%
Shopify, Inc. - Class A(a)	49,826	8,662,748
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	9,005	5,109,347
Machinery - 2.2%
Parker-Hannifin Corp.	9,639	7,449,308
Oil, Gas & Consumable Fuels - 1.8%
Williams Cos., Inc.	105,850	6,125,540
Semiconductors & Semiconductor Equipment - 10.7%
Broadcom, Inc.	37,607	13,900,675
NVIDIA Corp.	111,824	22,643,242
		36,543,917
Software - 13.5%
Dynatrace, Inc.(a)	133,250	6,738,453
Microsoft Corp.	26,916	13,937,374
Palantir Technologies, Inc. - Class A(a)	18,955	3,799,909
Palo Alto Networks, Inc.(a)	31,280	6,889,107
ServiceNow, Inc.(a)	9,515	8,746,949
Synopsys, Inc.(a)	13,840	6,280,869
		46,392,661
Specialty Retail - 6.5%
Home Depot, Inc.	16,622	6,309,545
O’Reilly Automotive, Inc.(a)	72,235	6,821,873
TJX Cos., Inc.	64,262	9,005,677
		22,137,095
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	67,147	18,154,534
Dell Technologies, Inc. - Class C	59,943	9,711,366
		27,865,900
TOTAL COMMON STOCKS (Cost $255,336,353)		334,820,247
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.6%
Health Care REITs - 1.6%
Welltower, Inc.	29,683	5,373,811
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $4,552,443)		5,373,811

The accompanying notes are an integral part of these financial statements.

3

CONGRESS LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Treasury Obligations Fund - Class X, 3.98%(b)	2,833,060	$2,833,060
TOTAL MONEY MARKET FUNDS (Cost $2,833,060)		2,833,060
TOTAL INVESTMENTS - 100.0% (Cost $262,721,856)		$343,027,118
Liabilities in Excess of Other Assets - (0.0)(c)		(164,122)
TOTAL NET ASSETS - 100.0%		$342,862,996

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

CONGRESS SMID GROWTH ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 5.3%
Curtiss-Wright Corp.	34,234	$20,394,221
Biotechnology - 2.3%
Halozyme Therapeutics, Inc.(a)	137,262	8,948,110
Broadline Retail - 2.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	74,410	8,989,472
Capital Markets - 3.3%
Morningstar, Inc.	24,773	5,259,308
PJT Partners, Inc. - Class A	46,119	7,430,232
		12,689,540
Chemicals - 1.9%
Hawkins, Inc.	52,492	7,445,990
Construction & Engineering - 15.0%
Comfort Systems USA, Inc.	25,623	24,741,056
Sterling Infrastructure, Inc.(a)	56,899	21,502,132
Valmont Industries, Inc.	28,432	11,754,642
		57,997,830
Consumer Staples Distribution & Retail - 4.0%
BJ’s Wholesale Club Holdings, Inc.(a)	113,111	9,983,177
Maplebear, Inc.(a)	145,591	5,366,484
		15,349,661
Containers & Packaging - 1.4%
Avery Dennison Corp.	31,836	5,567,798
Distributors - 1.2%
Pool Corp.	17,683	4,722,422
Diversified Consumer Services - 1.6%
Duolingo, Inc.(a)	22,757	6,158,955
Electrical Equipment - 3.7%
nVent Electric PLC	126,209	14,431,999
Electronic Equipment, Instruments & Components - 3.2%
Badger Meter, Inc.	34,389	6,205,495
CDW Corp.	38,983	6,212,721
		12,418,216
Food Products - 0.8%
Simply Good Foods Co.(a)	163,431	3,198,345
Health Care Equipment & Supplies - 9.9%
Cooper Cos., Inc.(a)	75,301	5,264,293
Insulet Corp.(a)	33,428	10,463,298
Penumbra, Inc.(a)	32,508	7,391,344
STERIS PLC	30,645	7,223,027
UFP Technologies, Inc.(a)	40,811	7,861,831
		38,203,793

	Shares	Value
Insurance - 1.4%
Kinsale Capital Group, Inc.	13,317	$5,319,742
Life Sciences Tools & Services - 5.2%
Medpace Holdings, Inc.(a)	19,042	11,137,856
Repligen Corp.(a)	61,254	9,130,521
		20,268,377
Machinery - 2.0%
Lincoln Electric Holdings, Inc.	32,482	7,615,405
Oil, Gas & Consumable Fuels - 1.9%
Range Resources Corp.	209,878	7,461,163
Personal Care Products - 3.1%
elf Beauty, Inc.(a)	96,873	11,832,068
Pharmaceuticals - 1.8%
Prestige Consumer Healthcare, Inc.(a)	114,302	6,926,701
Professional Services - 1.8%
ExlService Holdings, Inc.(a)	174,012	6,803,869
Semiconductors & Semiconductor Equipment - 5.9%
Credo Technology Group Holding Ltd.(a)	24,174	4,535,526
Entegris, Inc.	68,028	6,229,324
Rambus, Inc.(a)	117,787	12,113,215
		22,878,065
Software - 11.8%
Clearwater Analytics Holdings, Inc. - Class A(a)	295,255	5,435,644
Commvault Systems, Inc.(a)	43,990	6,124,288
CyberArk Software Ltd.(a)	35,500	18,487,690
PTC, Inc.(a)	55,657	11,050,141
SPS Commerce, Inc.(a)	56,519	4,648,123
		45,745,886
Specialty Retail - 6.1%
Boot Barn Holdings, Inc.(a)	34,099	6,466,875
Floor & Decor Holdings, Inc. - Class A(a)	110,748	6,919,535
Tractor Supply Co.	189,798	10,269,970
		23,656,380
TOTAL COMMON STOCKS (Cost $323,236,170)		375,024,008
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.4%
Industrial REITs - 1.4%
Terreno Realty Corp.	95,245	5,441,347
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,727,659)		5,441,347

The accompanying notes are an integral part of these financial statements.

5

CONGRESS SMID GROWTH ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%
First American Treasury Obligations Fund - Class X, 3.98%(b)	6,769,140	$6,769,140
TOTAL MONEY MARKET FUNDS (Cost $6,769,140)		6,769,140
TOTAL INVESTMENTS - 100.0% (Cost $335,732,969)		$387,234,495
Liabilities in Excess of Other Assets - (0.0)(c)		(146,173)
TOTAL NET ASSETS - 100.0%		$387,088,322

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

CONGRESS ETFs
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	Congress Intermediate Bond ETF	Congress Large Cap Growth ETF	Congress SMid Growth ETF
ASSETS:
Investments, at value	$355,969,297	$343,027,118	$387,234,495
Interest receivable	3,557,967	—	—
Receivable for investments sold	2,925,627	—	—
Dividends receivable	28,503	21,196	63,013
Receivable for fund shares sold	—	—	330,562
Receivable for transaction fee	—	22	—
Prepaid expenses and other assets	—	104	104
Total assets	362,481,394	343,048,440	387,628,174
LIABILITIES:
Payable for capital shares redeemed	3,003,084	—	—
Payable to adviser	108,213	185,444	218,914
Payable for transaction fee	1,141	—	—
Payable for investments purchased	—	—	320,938
Payable to custodian	—	—	—
Total liabilities	3,112,438	185,444	539,852
NET ASSETS	$ 359,368,956	$342,862,996	$387,088,322
Net Assets Consists of:
Paid-in capital	$355,618,197	$268,855,182	$339,615,929
Total distributable earnings	3,750,759	74,007,814	47,472,393
Total net assets	$ 359,368,956	$342,862,996	$387,088,322
Net assets	$359,368,956	$342,862,996	$387,088,322
Shares issued and outstanding(a)	14,360,000	8,650,000	11,710,000
Net asset value per share	$25.03	$39.64	$33.06
Cost:
Investments, at cost	$351,876,553	$262,721,856	$335,732,969

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

CONGRESS ETFs
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025

	Congress Intermediate Bond ETF	Congress Large Cap Growth ETF	Congress SMid Growth ETF
INVESTMENT INCOME:
Dividend income	$224,407	$1,802,194	$1,607,453
Less: Dividend withholding taxes	—	(3,811)	—
Interest income	11,431,370	—	—
Interest income received in kind	—	—	—
Other income	695	757	737
Total investment income	11,656,472	1,799,140	1,608,190
EXPENSES:
Investment advisory fee	938,206	1,883,321	1,975,637
Total expenses	938,206	1,883,321	1,975,637
Net investment income/(loss)	10,718,266	(84,181)	(367,447)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(352,034)	(2,670,149)	(2,855,026)
In-kind redemptions	77,367	8,726,639	4,504,025
Net realized gain (loss)	(274,667)	6,056,490	1,648,999
Net change in unrealized appreciation (depreciation) on:
Investments	5,654,455	49,460,621	39,562,071
Net change in unrealized appreciation (depreciation)	5,654,455	49,460,621	39,562,071
Net realized and unrealized gain (loss)	5,379,788	55,517,111	41,211,070
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 16,098,054	$55,432,930	$40,843,623

The accompanying notes are an integral part of these financial statements.

8

CONGRESS ETFs
Statements of Changes in Net Assets

	Congress Intermediate Bond ETF		Congress Large Cap Growth ETF
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31, 2025	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$10,718,266	$310,610	$(84,181)	$167,640
Net realized gain (loss)	(274,667)	(25,464)	6,056,490	(2,249,246)
Net change in unrealized appreciation (depreciation)	5,654,455	(1,561,711)	49,460,621	30,890,150
Net increase (decrease) in net assets from operations	16,098,054	(1,276,565)	55,432,930	28,808,544
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(10,704,002)	(289,091)	(154,184)	(72,862)
Total distributions to shareholders	(10,704,002)	(289,091)	(154,184)	(72,862)
CAPITAL TRANSACTIONS:
Shares sold	270,965,027	87,545,786	66,922,293	211,147,173
Shares redeemed	(3,003,084)	—	(27,785,626)	(4,539,517)
ETF transaction fees	28,813	4,018	1,896	769
Net increase (decrease) in net assets from capital transactions	267,990,756	87,549,804	39,138,563	206,608,425
Net increase (decrease) in net assets	273,384,808	85,984,148	94,417,309	235,344,107
NET ASSETS:
Beginning of the period	85,984,148	—	248,445,687	13,101,580
End of the period	$ 359,368,956	$85,984,148	$342,862,996	$248,445,687
SHARES TRANSACTIONS
Shares sold	10,980,000	3,500,000	1,910,000	7,110,000
Shares redeemed	(120,000)	—	(770,000)	(140,000)
Total increase (decrease) in shares outstanding	10,860,000	3,500,000	1,140,000	6,970,000

(a)	Inception date of the Fund was September 9, 2024.
The accompanying notes are an integral part of these financial statements.

9

CONGRESS ETFs
Statements of Changes in Net Assets(Continued)

	Congress SMid Growth ETF
	Year Ended October 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$(367,447)	$(104,898)
Net realized gain (loss)	1,648,999	(493,679)
Net change in unrealized appreciation (depreciation)	39,562,071	12,196,029
Net increase (decrease) in net assets from operations	40,843,623	11,597,452
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,274)	(8,678)
Total distributions to shareholders	(1,274)	(8,678)
CAPITAL TRANSACTIONS:
Shares sold	168,368,834	174,707,781
Shares redeemed	(18,568,488)	(1,190,340)
Net increase (decrease) in net assets from capital transactions	149,800,346	173,517,441
Net increase (decrease) in net assets	190,642,695	185,106,215
NET ASSETS:
Beginning of the year	196,445,627	11,339,412
End of the year	$ 387,088,322	$196,445,627
SHARES TRANSACTIONS
Shares sold	5,560,000	6,320,000
Shares redeemed	(630,000)	(40,000)
Total increase (decrease) in shares outstanding	4,930,000	6,280,000

The accompanying notes are an integral part of these financial statements.

10

CONGRESS INTERMEDIATE BOND ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.57	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.99	0.14
Net realized and unrealized gain (loss) on investments(c)	0.43	(0.49)
Total from investment operations	1.42	(0.35)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.96)	(0.08)
Total distributions	(0.96)	(0.08)
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$25.03	$24.57
Total return(e)	5.88%	−1.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$359,369	$85,984
Ratio of expenses to average net assets(f)	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(f)	4.00%	3.84%
Portfolio turnover rate(e)(g)	50%	7%

(a)	Inception date of the Fund was September 9, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

CONGRESS LARGE CAP GROWTH ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31,		Period Ended October 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$33.08	$24.26	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)	0.04	0.01
Net realized and unrealized gain (loss) on investments(c)	6.59	8.82	(0.75)
Total from investment operations	6.58	8.86	(0.74)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.04)	—
Total distributions	(0.02)	(0.04)	—
ETF transaction fees per share	0.00(d)	0.00(d)	—
Net asset value, end of period	$39.64	$33.08	$24.26
Total return(e)	19.88%	36.55%	−2.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$342,863	$248,446	$13,102
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	(0.03)%	0.12%	0.20%
Portfolio turnover rate(e)(g)	25%	33%	7%

(a)	Inception date of the Fund was August 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

CONGRESS SMID GROWTH ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31,		Period Ended October 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$28.97	$22.68	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)	(0.03)	—
Net realized and unrealized gain (loss) on investments(c)	4.13	6.33	(2.32)
Total from investment operations	4.09	6.30	(2.32)
Net investment income	(0.00)(g)	(0.01)	—
Total distributions	—	(0.01)	—
Net asset value, end of period	$33.06	$28.97	$22.68
Total return(d)	14.09%	27.78%	−9.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$387,088	$196,446	$11,339
Ratio of expenses to average net assets(e)	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	(0.13)%	(0.09)%	0.06%
Portfolio turnover rate(d)(f)	23%	23%	1%

(a)	Inception date of the Fund was August 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

13

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025
NOTE 1 – ORGANIZATION
Large Cap Growth ETF, SMid Growth ETF, and Intermediate Bond ETF (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Large Cap Growth ETF and SMid Growth ETF commenced operations on August 22, 2023. The Intermediate Bond ETF commenced operations on September 9, 2025.
Large Cap Growth ETF’s investment objective is to seek long-term capital growth. SMid Growth ETF’s investment objective is to seek long-term capital appreciation. Intermediate Bond ETF’s investment objective is to seek maximize total return.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.
Effective September 8, 2022, the Board approved Congress Asset Management Company, LLP (the “Advisor”), as the Funds’ valuation designee under Rule 2a-5. Under Rule 2a-5, the Valuation Designee shall determine the fair value of securities for which readily available market quotes are not available in accordance with procedures approved by the Board.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025. See the Schedules of Investments for industry breakouts.
Intermediate Bond ETF

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$168,692,946	$—	$168,692,946
U.S. Treasury Securities	162,465,904	—	—	162,465,904
Asset-Backed Securities	—	7,712,159	—	7,712,159
Collateralized Mortgage Obligations	—	6,785,116	—	6,785,116
Money Market Funds	10,313,172	—	—	10,313,172
Total Investments in Securities	$172,779,076	$183,190,221	$—	$355,969,297

Large Cap Growth ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$334,820,247	$—	$—	$ 334,820,247
Real Estate Investment Trusts	5,373,811	—	—	5,373,811
Money Market Funds	2,833,060	—	—	2,833,060
Total Investments in Securities	$343,027,118	$—	$—	$343,027,118

SMid Growth ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$375,024,008	$—	$—	$ 375,024,008
Real Estate Investment Trusts	5,441,347	—	—	5,441,347
Money Market Funds	6,769,140	—	—	6,769,140
Total Investments in Securities	$387,234,495	$—	$—	$ 387,234,495

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.
The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the

15

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.
As of the year ended October 31, 2025, the Funds had capital loss carry-forward and deferred post-October and late year losses as follows:

	Capital Loss Carryover		Post-October Losses
	Short-term	Long-term	Capital	Ordinary Late Year Losses
Intermediate Bond ETF	$428,919	$26,476	$—	$—
Large Cap Growth ETF	$6,082,340	$—	$—	$ 142,789
SMid Growth ETF	$1,278,139	$—	$—	$ 369,528

As of October 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of October 31, 2025, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

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CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Investment Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

K.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2025, the following adjustments were made[1]:

	Distributable (Accumulated) Earnings (Losses)	Paid-In Capital
Intermediate Bond ETF	$(77,637)	$77,637
Large Cap Growth ETF	(8,724,853)	8,724,853
SMid Growth ETF	(4,374,928)	4,374,928

L.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly unitary fee. For each of the Funds, the Advisor is entitled to a monthly unitary fee as compensation for its services at the annual rates shown in the following table:

Current
Intermediate Bond ETF	0.35%
Large Cap Growth ETF	0.65%
SMid Growth ETF	0.68%

The advisory fees incurred during the year ended October 31, 2025, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers

17

CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended October 31, 2025, are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the year ended October 31, 2025, were as follows:

Fund	Purchases	Sales/Maturities	Purchases In-Kind	Sales In-Kind
Intermediate Bond ETF	$153,620,980	$129,508,272	$239,946,932	$2,913,531
Large Cap Growth ETF	79,017,218	72,266,880	64,767,501	27,282,611
SMid Growth ETF	70,751,811	663,361,138	161,964,746	18,054,250

There were no purchases or sales of long-term U.S. Government securities for Large Cap Growth ETF and SMid Growth ETF for the year ended October 31, 2025. There were $135,558,464 of in-kind purchases, $2,925,627 in-kind sales, $53,331,916 purchases, and $43,972,950 sales of long-term U.S. Government securities for Intermediate Bond ETF for the period ended October 31, 2025.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended October 31, 2025, and the year ended October 31, 2024 as applicable, were as follows:
Intermediate Bond ETF:

	October 31, 2025	October 31, 2024
Distributions paid from:
Ordinary income	$ 10,704,002	$289,091
Long-term capital gain[1]	—	—
	$10,704,002	$289,091

Large Cap Growth ETF:

	October 31, 2025	October 31, 2024
Distributions paid from:
Ordinary income	$154,184	$72,862
Long-term capital gain[1]	—	—
	$154,184	$72,862

SMid Growth ETF:

	October 31, 2025	October 31, 2024
Distributions paid from:
Ordinary income	$1,274	$8,678
Long-term capital gain[1]	—	—
	$1,274	$8,678

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

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CONGRESS ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The components of accumulated earnings (losses) on a tax basis as of the most recent fiscal year ended October 31, 2025, were as follows2:

	Intermediate Bond ETF	Large Cap Growth ETF	SMid Growth ETF
Cost of investments	$351,880,005	$ 262,794,175	$ 338,114,435
Gross tax unrealized appreciation	4,383,671	83,643,441	81,894,706
Gross tax unrealized depreciation	(294,379)	(3,410,498)	(32,774,646)
Net unrealized appreciation (depreciation)	4,089,292	80,232,943	49,120,060
Undistributed ordinary income	116,862	—	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	116,862	—	—
Other accumulated gains (losses)	(455,395)	(6,225,129)	(1,647,667)
Total distributable (accumulated) earnings (losses)	$3,750,759	$74,007,814	$47,472,393

[2]	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.
NOTE 6 – CREDIT FACILITY
Effective February 21, 2025, U.S. Bank N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. The Trust secured an uncommitted umbrella line of credit used for the benefit of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, Congress Small Cap Growth Fund, and Congress Intermediate Bond ETF (the “Borrowing Funds”) in the amount of the lesser of (a) $150,000,000 or, (b) 20% of respective Borrowing Fund’s market value, or (c) 33.33% of respective Borrowing Fund’s net assets. The credit facility is with the Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the Bank’s prime rate. The prime rate was 7.00%, as of October 31, 2025.
Credit facility activity and Borrowing Funds breakdown for the period ended October 31, 2025, were as follows:

Intermediate Bond ETF
Maximum available credit	$150,000,000
Largest amount outstanding on an individual day	3,810,000
Average balance when in use	2,963,000
Loan outstanding as of October 31, 2025	—
Average interest rate when in use	7.50%

Interest expense incurred for the year ended October 31, 2025 was $1,235 paid by the Advisor.
NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. The Funds issue and redeem Shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Each Creation Units is made up of at least 10,000 Shares, though these amounts may change from time to time. The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities.

19

Congress ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Congress ETF Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Congress Intermediate Bond ETF, Congress Large Cap Growth ETF, Congress SMID Growth ETF, (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of October 31, 2025, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Professionally Managed Portfolios	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Congress Intermediate Bond ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period September 9, 2024 (commencement of operations) through October 31, 2024	For the year ended October 31, 2025 and for the period September 9, 2024 (commencement of operations) through October 31, 2024
Congress Large Cap Growth ETF, Congress SMID Growth ETF	For the year ended October 31, 2025	For each of the two years in the period ended October 31, 2025	For each of the two years in the period ended October 31, 2025 and for the period August 21, 2023 (commencement of operations) through October 31, 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 30, 2025

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CONGRESS ETFs
Approval of Investment Advisory Agreement (Unaudited)
Appendix A
Congress Intermediate Bond ETF
Congress SMID Growth ETF
Congress Large Cap Growth ETF
At a meeting held on August 13-14 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) between Professionally Managed Portfolios (the “Trust”) and Congress Asset Management (the “Adviser”) for the Congress SMID Growth ETF and Congress Large Cap Growth ETF (each a “Fund” and together the “Funds”). The Trust previously approved the Congress Intermediate Bond ETF, which comes up for renewal in 2026. At this meeting and at a prior meeting held on June 18, 2025, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1. The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.
2. The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Advisor, the Board noted that these Funds had limited operating history and considered performance on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2025. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
For the Congress SMID Growth ETF, the Board noted that the Fund underperformed its Morningstar peer group average for the one-year period. The Board also noted that the Fund underperformed the average of its Cohort for the one-year period. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-year period. The Board noted that the Advisor stated it does not have any other accounts similarly managed.
For the Congress Large Cap Growth ETF, the Board noted that the Fund underperformed its Morningstar peer group average for the one-year period. The Board also noted that the Fund underperformed the average of its

21

CONGRESS ETFs
Approval of Investment Advisory Agreement (Unaudited)(Continued)
Cohort for the one-year period. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-year period. The Board additionally considered performance of the Fund against the similarly managed mutual fund and similarly managed separate accounts.
3. Costs of Services Provided and Profits Realized by the Adviser. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unitary fee.”
The Board noted the importance of the fact that the advisory fee for each Fund is a “unitary fee,” meaning that the shareholders of the Funds pay no expenses other than the unitary fee except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources.
The Board noted that the Congress SMID Growth ETF’s net expense ratio (less Rule 12b-1 fees) was lower than that of its Morningstar peer group average. The Board also considered that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than those of its Cohort median and average. The Board noted that the Advisor stated it does not have any other accounts similarly managed.
The Board noted that the Congress Large Cap Growth ETF’s net expense ratio (less Rule 12b-1 fees) was lower than that of its Morningstar peer group average. The Board also considered that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were higher than those of its Cohort median and average. The Board also took into consideration the services the Adviser provided to its similarly managed mutual fund and similarly managed separate accounts and the differences in fees.
4. Economies of Scale. The Board also considered that economies of scale could be expected to be realized by the Adviser as the assets of the Funds grow. The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, as the Funds have been in operations for less than three years, but would revisit this issue in the future as circumstances changed and asset levels increased.
5. The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Fund, particularly benefits received in exchange for “soft dollars”. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive. The Board determined that the Adviser had maintained adequate financial resources to support the services it provides to the Funds.
No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather, the Board based its determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable. The Board therefore determined that the Advisory Agreement would be in the best interests of each Fund and its shareholders.

22

Congress ETFs
ADDITIONAL INFORMATION
October 31, 2025 (Unaudited)
QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended October 31, 2025, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Congress Intermediate Bond ETF	0.00%
Congress Large Cap Growth ETF	100.00%
Congress SMid Growth ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2025, was as follows:

Congress Intermediate Bond ETF	0.00%
Congress Large Cap Growth ETF	100.00%
Congress SMid Growth ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended October 31, 2025, was as follows:

Congress Intermediate Bond ETF	0.00%
Congress Large Cap Growth ETF	100.00%
Congress SMid Growth ETF	100.00%

INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at https://etfs.congressasset.com/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at https://etfs.congressasset.com/. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (888) 688-1299.

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Congress ETFs
ADDITIONAL INFORMATION
October 31, 2025 (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

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(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	1/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	1/8/2026

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	1/8/2026

* Print the name and title of each signing officer under his or her signature.